Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flow from operating activities:
Net loss		$ (8,353)	$ (15,488)	[1]	$ (17,503)	[1]
Adjustments:
Depreciation and amortization		2,666	1,943	[1]	1,311	[1]
Financing expenses, net		2,035	412	[1]	797	[1]
Revaluation of financial liabilities accounted at fair value		(8,707)		[1]		[1]
Loss from disposal and sale of fixed assets		18	537	[1]	80	[1]
Share-based payments		439	402	[1]	1,750	[1]
Profit loss		(3,549)	3,294	[1]	3,938	[1]
Changes in assets and liabilities:
Increase in inventory		(442)	(1,410)	[1]	(2,230)	[1]
Decrease in other receivables			13	[1]	201	[1]
Decrease in trade payables		(503)	(1,219)	[1]	(49)	[1]
Increase in other payables		718	287	[1]	98	[1]
Increase (decrease) in trade payables		(555)	1,134	[1]	(193)	[1]
Decrease in other long-term liabilities			(58)	[1]	(59)	[1]
Changes in assets and liabilities		(782)	(1,253)	[1]	(2,232)	[1]
Net cash used in operating activities		(12,684)	(13,447)	[1]	(15,797)	[1]
Cash flow from investing activities:
Change in restricted bank deposits		(40)	86	[1]	(179)	[1]
Acquisition of property plant and equipment		(601)	(1,319)	[1]	(3,514)	[1]
Proceeds from sale of property plant and equipment			1	[1]	2	[1]
Net cash used in investing activities		(641)	(1,232)	[1]	(3,691)	[1]
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares, warrants and convertible notes, net		14,367	12,471	[1]	12,420	[1]
Exercise of warrants and options		282		[1]	309	[1]
Lease payments		(1,095)		[1]		[1]
Amounts recognized in respect of government grants liability, net		(113)	9	[1]	379	[1]
Net cash provided by financing activities		13,441	12,480	[1]	13,108	[1]
Increase (decrease) in cash		116	(2,199)	[1]	(6,380)	[1]
Cash at beginning of the year	[1]	3,753	6,103		12,379
Effect of exchange rate fluctuations on cash		25	(151)	[1]	104	[1]
Cash at end of year		3,894	3,753	[1]	6,103	[1]
Non-cash transactions:
Property plant and equipment acquired on credit			$ 9	[1]	$ 241	[1]

[1]	See Note 2.C regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.